Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Document and Entity Information
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Securities Act File Number	1-12384
Entity Registrant Name	SUNCOR ENERGY INC
Entity Primary SIC Number	2911
Entity Tax Identification Number	98-0343201
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	150 - 6th Avenue S.W.
Entity Address, Address Line Two	P.O. Box 2844
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 3E3
City Area Code	403
Local Phone Number	296-8000
Title of 12(b) Security	Common shares
Trading Symbol	SU
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	1,193,519,494
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Central Index Key	0000311337
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG LLP	KPMG LLP
Auditor Location	Calgary Canada	Calgary Canada
Auditor Firm ID	85	85
Business Contact
Document and Entity Information
Contact Personnel Name	CT Corporation System
Entity Address, Address Line One	28 Liberty St.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940